Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Disclosure of detailed information about other current liabilities [Table Text Block]

	December 31, 2021	December 31, 2020
Trade payables	$41,827	$31,262
Trade related accruals	30,621	18,635
Payroll and related benefits	28,162	21,427
Estimated Triggered Tax Adjustment and Working Capital Adjustment payable, net (Note 4)	12,570	—
NSR royalty liabilities (Notes 15(b)(c))	1,147	—
Environmental duty and net mineral sales proceeds tax	3,281	2,156
Other accrued liabilities	3,058	2,522
	$120,666	$76,002